Share-Based Compensation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended				12 Months Ended																	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 28, 2003	Dec. 31, 2012 Stock Appreciation Rights S A R S [Member]	Dec. 31, 2012 Restricted Stock Units RSUs [Member]	Dec. 31, 2011 Restricted Stock Units RSUs [Member]	Dec. 31, 2010 Restricted Stock Units RSUs [Member]	Dec. 31, 2012 Group One [Member]	Dec. 31, 2012 Group Two [Member]	Dec. 31, 2012 Incentive Compensation Cash Award [Member] installment	Dec. 31, 2011 Incentive Compensation Cash Award [Member]	Dec. 31, 2009 Incentive Compensation Cash Award [Member]	Dec. 31, 2012 Incentive Compensation Cash Award [Member] Estimate Of Fair Value Fair Value Disclosure [Member]	Dec. 31, 2011 Incentive Compensation Cash Award [Member] Estimate Of Fair Value Fair Value Disclosure [Member]	Dec. 31, 2011 Incentive Compensation Cash Award Twenty Ten [Member]	Dec. 31, 2012 Incentive Compensation Cash Award Twenty Ten [Member] Maximum [Member]	Dec. 31, 2012 Incentive Compensation Cash Award Twenty Ten [Member] Minimum [Member]	Dec. 31, 2012 Incentive Compensation Cash Award Twenty Eleven [Member]	Dec. 31, 2012 Incentive Compensation Cash Award Twenty Eleven [Member] Maximum [Member]	Dec. 31, 2012 Incentive Compensation Cash Award Twenty Eleven [Member] Minimum [Member]	Mar. 30, 2012 Incentive Compensation Cash Award Twenty Zero Nine [Member]	Dec. 31, 2012 Phantom Stock Units [Member]
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Maximum number of shares authorized under stock incentive plan				23,000,000
Common stock available for issuance under the Plan	6,148,580
Options outstanding	1,698,337
Equity instruments other than options outstanding					2,291,626
Equity instruments other than options outstanding	858,000	885,000				857,782																	14,500
Contractual term					8 years				8 years	10 years
Vesting period					3 years	3 years			3 years	5 years													3 years
Weighted-average grant-date fair value of SSARs and stock options granted	$ 6.58	$ 6.54	$ 3.45
Total intrinsic value of SSARs and stock options exercised	$ 26	$ 36	$ 89
Total fair value of restricted stock units vested	22	32	14
Total unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the Plan	30
Unrecognized compensation cost related to nonvested share-based compensation weighted-average period of recognition	2 years
Number of tranches											3
Cash awards liability											1	40		3	45
Target aggregate value																1.0	1.1	0	1.9	2.4	0
Payment of cash award for individual remaining employed																						40
Share based compensation expense	$ 21	$ 15	$ 13			$ 16	$ 11	$ 10			$ 4	$ 15	$ 19